Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

Pay for Performance
					Value of initial fixed $100 investment based on
Year	Summary compensation table total for PEO	Compensation actually paid to PEO	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers	Total shareholder return	Peer group total shareholder return	Net income (thousands)	Adjusted EBITDAS (thousands)
2022	$2,062,233	$532,393	$748,334	$473,252	$34.54	$91.54	$2,842	$58,150
2021	$2,527,461	$2,347,163	$1,006,564	$973,205	$52.07	$82.93	$3,893	$62,976
2020	$1,564,647	$533,811	$640,978	$410,477	$54.38	$76.78	$(99,461)	$51,881

Reconciliation of summary compensation table pay to compensation actually paid:

	PEO			Non-PEO named executive officers
	2022	2021	2020	2022	2021	2020
Summary compensation table total	$2,062,233	$2,527,461	$1,564,647	$748,334	$1,006,564	$640,978
Less Stock awards in summary compensation table	$(1,250,000)	$(1,243,571)	$(806,335)	$(248,033)	$(338,863)	$(124,133)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$188,168	$1,139,405	$984,224	$42,758	$310,503	$120,116
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	$(70,777)	$(9,976)	$(200,254)	$(28,845)	$(2,738)	$(120,116)
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	$(397,233)	$(66,156)	$(1,008,471)	$(40,982)	$(2,261)	$(46,462)
Compensation actually paid	$532,393	$2,347,163	$533,811	$473,252	$973,205	$410,477

Company Selected Measure Name	Adjusted EBITDAS
Peer Group Issuers, Footnote [Text Block]

The following are the peer groups each year for determining peer group total shareholder return.

2022	2021 and 2020
Archrock, Inc.	Aegion Corporation
CECO Environmental Corp.	Archrock, Inc.
CIRCOR International, Inc.	CECO Environmental Corp.
Columbus McKinnon Corporation	CIRCOR International, Inc.
DMC Global Inc.	Columbus McKinnon Corporation
DXP Enterprises, Inc.	DMC Global Inc.
Enerpac Tool Group Corp.	DXP Enterprises, Inc.
Forum Energy Technologies, Inc.	Enerpac Tool Group Corp.
Helix Energy Solutions Group, Inc.	Forum Energy Technologies, Inc.
Matrix Service Company	Helix Energy Solutions Group, Inc.
MYR Group Inc.	Matrix Service Company
Oceaneering International, Inc.	MYR Group Inc.
Oil States International, Inc.	Oceaneering International, Inc.
The Hackett Group, Inc.	Oil States International, Inc.
SEACOR Holdings Inc.
Team, Inc.
The Hackett Group, Inc.

PEO Total Compensation Amount	$ 2,062,233	$ 2,527,461	$ 1,564,647
PEO Actually Paid Compensation Amount	$ 532,393	2,347,163	533,811
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of summary compensation table pay to compensation actually paid:

	PEO			Non-PEO named executive officers
	2022	2021	2020	2022	2021	2020
Summary compensation table total	$2,062,233	$2,527,461	$1,564,647	$748,334	$1,006,564	$640,978
Less Stock awards in summary compensation table	$(1,250,000)	$(1,243,571)	$(806,335)	$(248,033)	$(338,863)	$(124,133)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$188,168	$1,139,405	$984,224	$42,758	$310,503	$120,116
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	$(70,777)	$(9,976)	$(200,254)	$(28,845)	$(2,738)	$(120,116)
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	$(397,233)	$(66,156)	$(1,008,471)	$(40,982)	$(2,261)	$(46,462)
Compensation actually paid	$532,393	$2,347,163	$533,811	$473,252	$973,205	$410,477

Non-PEO NEO Average Total Compensation Amount	$ 748,334	1,006,564	640,978
Non-PEO NEO Average Compensation Actually Paid Amount	$ 473,252	973,205	410,477
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of summary compensation table pay to compensation actually paid:

	PEO			Non-PEO named executive officers
	2022	2021	2020	2022	2021	2020
Summary compensation table total	$2,062,233	$2,527,461	$1,564,647	$748,334	$1,006,564	$640,978
Less Stock awards in summary compensation table	$(1,250,000)	$(1,243,571)	$(806,335)	$(248,033)	$(338,863)	$(124,133)
Plus the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the fiscal year	$188,168	$1,139,405	$984,224	$42,758	$310,503	$120,116
Plus the increase or minus the decrease in fair value as of the end of the year from the fair value as of end of the prior year of any awards granted in any prior year that are outstanding and unvested as of the end of the year	$(70,777)	$(9,976)	$(200,254)	$(28,845)	$(2,738)	$(120,116)
Plus the increase or minus the decrease in the fair value as of the vesting date from fair value as of the end of the prior year of any awards granted in any prior year which vested as of the end of or during the year	$(397,233)	$(66,156)	$(1,008,471)	$(40,982)	$(2,261)	$(46,462)
Compensation actually paid	$532,393	$2,347,163	$533,811	$473,252	$973,205	$410,477

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph illustrates the relationship between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) the cumulative total shareholder return of our stock and the cumulative shareholder return of the peer group, over the last three completed years:

PEO and Average NEO Compensation Actually Paid
Versus Mistras Group, Inc. TSR and Peer Group TSR

Compensation Actually Paid vs. Net Income [Text Block]

The following graph illustrates the relationship between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) our net income over the last three completed years:

PEO and Average NEO Compensation Actually Paid Versus
Mistras Group, Inc. Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph illustrates the relationship between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) our Adjusted EBITDA over the last three completed years:

PEO and Average NEO Compensation Actually Paid
Versus Mistras Group, Inc. Adjusted EBITDA

Total Shareholder Return Vs Peer Group [Text Block]

The following graph illustrates the relationship between (A) the compensation actually paid to our PEO and the average compensation actually paid to the named executive officers other than the PEO; and (B) the cumulative total shareholder return of our stock and the cumulative shareholder return of the peer group, over the last three completed years:

PEO and Average NEO Compensation Actually Paid
Versus Mistras Group, Inc. TSR and Peer Group TSR

Tabular List [Table Text Block]

Key Financial Measures related to Pay versus Performance

The following are the key financial performance measures which represent the most important financial performance measures used by the Compensation Committee to link compensation actually paid to the named executive officers for the most recently completed fiscal year, to company performance.

Adjusted EBITDAS
Free Cash Flow
Revenue
Total shareholder return of the Company stock versus total shareholder return of the peer group

Total Shareholder Return Amount	$ 34.54	52.07	54.38
Peer Group Total Shareholder Return Amount	91.54	82.93	76.78
Net Income (Loss)	$ 2,842,000	$ 3,893,000	$ (99,461,000)
Company Selected Measure Amount	58,150,000	62,976,000	51,881,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDAS
Non-GAAP Measure Description [Text Block]

Adjusted EBITDAS and Free Cash Flow are non-GAAP financial measures and are defined on page 31 of the Compensation Discussion and Analysis section of this proxy statement. Exhibit A contains a table reconciling these non-GAAP financial measurements to the most comparable financial measure under GAAP for 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]

Adjusted EBITDAS and Free Cash Flow are non-GAAP financial measures and are defined on page 31 of the Compensation Discussion and Analysis section of this proxy statement. Exhibit A contains a table reconciling these non-GAAP financial measurements to the most comparable financial measure under GAAP for 2022.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return of the Company stock versus total shareholder return of the peer group
PEO [Member] | Stock Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,250,000)	$ (1,243,571)	$ (806,335)
PEO [Member] | Fair Value as of the End of the Year of all Awards Granted During the Year that are Outstanding and Unvested as of the End of the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	188,168	1,139,405	984,224
PEO [Member] | Fair Value as of the End of the Year from the Fair Value as of End of the Prior Year of any Awards Granted in any Prior Year that are Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(70,777)	(9,976)	(200,254)
PEO [Member] | Fair Value as of the Vesting Date from Fair Value as of the End of the Prior Year of any Awards Granted in any Prior Year which Vested as of the End of or During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(397,233)	(66,156)	(1,008,471)
Non-PEO NEO [Member] | Stock Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(248,033)	(338,863)	(124,133)
Non-PEO NEO [Member] | Fair Value as of the End of the Year of all Awards Granted During the Year that are Outstanding and Unvested as of the End of the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	42,758	310,503	120,116
Non-PEO NEO [Member] | Fair Value as of the End of the Year from the Fair Value as of End of the Prior Year of any Awards Granted in any Prior Year that are Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(28,845)	(2,738)	(120,116)
Non-PEO NEO [Member] | Fair Value as of the Vesting Date from Fair Value as of the End of the Prior Year of any Awards Granted in any Prior Year which Vested as of the End of or During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (40,982)	$ (2,261)	$ (46,462)